Retirement Plans	12 Months Ended
Sep. 27, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
Retirement Plans
Defined Benefit Pension Plans—The Company sponsors a number of defined benefit retirement plans covering certain of its U.S. and non-U.S. employees. Following the 2013 separation, the Company has only one U.S. plan remaining.
The net periodic benefit cost for the Company's defined benefit pension plans is as follows:

	U.S. Plans			Non-U.S. Plans
(Dollars in Millions)	2013	2012	2011	2013	2012	2011
Service cost	$2	$4	$4	$16	$16	$18
Interest cost	17	25	28	15	17	16
Expected return on plan assets	(29)	(30)	(31)	(11)	(13)	(13)
Amortization of prior service cost	—	—	1	—	—	—
Amortization of net actuarial loss	17	21	19	4	4	5
Plan settlements and curtailments	5	—	13	—	—	1
Net pension costs related to Mallinckrodt	(7)	(12)	(26)	(4)	(3)	(5)
Net periodic benefit cost included in continuing operations	$5	$8	$8	$20	$21	$22
Weighted-average assumptions used to determine net pension cost during the year:
Discount rate	3.5%	4.4%	4.9%	3.6%	4.4%	4.2%
Expected return on plan assets	7.4%	7.4%	7.4%	4.0%	4.4%	4.6%
Rate of compensation increase	—%	2.8%	2.8%	3.5%	3.5%	3.6%

The following table represents the changes in benefit obligations, plan assets and the net amounts recognized on the consolidated balance sheet for the Company's defined benefit plans at the end of fiscal 2013 and 2012:

	U.S. Plans		Non-U.S. Plans
(Dollars in Millions)	2013	2012	2013	2012
Change in benefit obligations:
Projected benefit obligations at beginning of year	$641	$603	$450	$396
Service cost	2	4	16	16
Interest cost	17	25	15	17
Employee contributions	—	—	2	2
Actuarial (gain) loss	(13)	54	25	46
Benefits and administrative expenses paid	(49)	(45)	(18)	(19)
Plan settlements	—	—	(1)	(1)
Currency translation and other	—	—	(7)	(7)
Transfer to Mallinckrodt	(403)	—	(146)	—
Projected benefit obligations at end of year	$195	$641	$336	$450
Change in plan assets:
Fair value of plan assets at beginning of year	$486	$430	$315	$288
Actual return on plan assets	17	73	32	31
Employer contributions	52	28	23	19
Employee contributions	—	—	2	2
Benefits and administrative expenses paid	(49)	(45)	(18)	(19)
Plan settlements	—	—	(1)	(1)
Currency translation and other	—	—	(6)	(5)
Transfer to Mallinckrodt	(331)	—	(131)	—
Fair value of plan assets at end of year	$175	$486	$216	$315
Funded status at end of year	$(20)	$(155)	$(120)	$(135)
Amounts recognized on the consolidated balance sheet:
Non-current assets	$11	$3	$1	$16
Current liabilities	—	(3)	(3)	(3)
Non-current liabilities	(31)	(155)	(118)	(148)
Net amount recognized on the consolidated balance sheet	$(20)	$(155)	$(120)	$(135)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss	$(62)	$(220)	$(86)	$(89)
Prior service credit	—	—	5	7
Net amount recognized in accumulated other comprehensive income	$(62)	$(220)	$(81)	$(82)
Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	4.3%	3.5%	3.5%	3.6%
Rate of compensation increase	—%	—%	3.3%	3.5%

The estimated net actuarial loss for pension benefits that will be amortized from accumulated other comprehensive income into net periodic benefit cost in fiscal 2014 is expected to be $9 million.

For the Company’s U.S. plans, the discount rate is based on the market rate for a broad population of Moody’s AA-rated corporate bonds over $250 million. For the Company’s non-U.S. plans, the discount rate is generally determined by reviewing country and region specific government and corporate bond interest rates.
Additional information related to the Company’s pension plans at the end of fiscal 2013 and 2012 was as follows:

	U.S. Plans		Non-U.S. Plans
(Dollars in Millions)	2013	2012	2013	2012
Accumulated benefit obligation	$195	$641	$298	$412
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$63	$627	$205	$299
Fair value of plan assets	$32	$468	$120	$180
Pension plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	$63	$627	$253	$339
Fair value of plan assets	$32	$468	$132	$188

In determining the expected return on plan assets, the Company considers the relative weighting of plan assets by class and individual asset class performance expectations as provided by external advisors in reaching our conclusions on appropriate assumptions. The Company’s overall investment objective is to obtain a long-term return on plan assets that is consistent with the level of investment risk that is considered appropriate. Investment risks and returns are reviewed regularly against benchmarks to ensure objectives are being met.
The Company’s U.S. pension plan has a target allocation of 33% equity securities and 67% debt securities. Various asset allocation strategies are in place for non-U.S. pension plans depending upon local law, status, funding level and duration of liabilities. The weighted-average target allocation for the Company’s non-U.S. pension plans at the end of fiscal 2013 is as follows:

Equity securities	50%
Debt securities	33
Cash and other	17
Total	100%

Pension plans have the following weighted-average asset allocations at the end of each fiscal year:

	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Equity securities	34%	49%	51%	33%
Debt securities	65	49	27	52
Cash and cash equivalents	1	1	2	1
Other	—	1	20	14
Total	100%	100%	100%	100%

The following tables provide a summary of plan assets held by the Company’s U.S. plans that are measured at fair value on a recurring basis at the end of fiscal 2013 and 2012:

(Dollars in Millions)	2013	Basis of Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities:
U.S. small/mid cap	$8	$8	$—
U.S. large cap	33	33	—
Non-U.S.	19	19	—
Debt securities:
Diversified fixed income funds(1)	105	105	—
High yield bonds	5	5	—
Emerging market debt	3	3	—
Other	2	2	—
Total	$175	$175	$—

(Dollars in Millions)	2012	Basis of Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities:
U.S. small/mid cap	$31	$31	$—
U.S. large cap	133	133	—
Non-U.S.	75	75	—
Debt securities:
Diversified fixed income funds(1)	202	202	—
High yield bonds	21	21	—
Emerging market debt	16	16	—
Other	8	6	2
Total	$486	$484	$2

(1)	Diversified fixed income funds consist of U.S. Treasury bonds, mortgage-backed securities, corporate bonds, asset-backed securities and U.S. agency bonds.
Equity securities—Equity securities held by the Company’s U.S. plans are primarily invested in mutual funds with underlying common stock investments in U.S. and non-U.S. companies ranging in size from small to large corporations. The fair value of these investments is based on the net asset value of the units held in the respective fund, which are determined by obtaining quoted prices on nationally recognized securities exchanges.
Debt securities—Debt securities held by the Company’s U.S. plans are primarily invested in mutual funds with underlying fixed income investments in U.S. government and corporate debt, U.S. dollar denominated non-U.S. government and corporate debt, asset-backed securities, mortgage-backed securities and U.S. agency bonds. The fair value of these investments is based on the net asset value of the units held in the respective fund which are determined by obtaining quoted prices on nationally recognized securities exchanges.
Other—Other for the Company’s U.S. plans primarily consists of cash and cash equivalents invested in a money market mutual fund, the fair value of which is determined by obtaining quoted prices on nationally recognized securities exchanges.
The following tables provide a summary of plan assets held by the Company’s non-U.S. plans that are measured at fair value on a recurring basis at the end of fiscal 2013 and 2012:

(Dollars in Millions)	2013	Basis of Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
U.S. large cap	$20	$—	$20	$—
Non-U.S.	87	14	73	—
Debt securities:
U.S. debt	6	1	5	—
Non-U.S. corporate debt	22	—	22	—
Non-U.S. government bonds	35	1	34	—
Insurance contracts	28	—	13	15
Diversified/co-mingled funds	9	5	4	—
Other	9	1	5	3
Total	$216	$22	$176	$18

(Dollars in Millions)	2012	Basis of Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
U.S. large cap	$17	$—	$17	$—
Non-U.S.	85	12	73	—
Debt securities:
U.S. debt	3	—	3	—
Non-U.S. corporate debt	19	—	19	—
Non-U.S. government bonds	33	2	31	—
Insurance contracts	133	—	16	117
Diversified/co-mingled funds	13	4	9	—
Other	12	2	6	4
Total	$315	$20	$174	$121

Equity securities—Equity securities held by the Company’s non-U.S. plans primarily consist of mutual funds with underlying investments in non-U.S. equity and U.S. equity markets. The fair value of these investments is based on the net asset value of the units held in the respective fund, which are determined by obtaining quoted prices on nationally recognized securities exchanges (level 1) or through net asset values provided by the fund administrators that can be corroborated by observable market data (level 2).
Debt securities—Debt securities held by the Company’s non-U.S. plans primarily consist of mutual funds with underlying investments in U.S. and non-U.S. corporate debt and non-U.S. government fixed income instruments. The fair value of these investments is based on the net asset value of the units held in the respective fund, which are determined by obtaining quoted prices on nationally recognized securities exchanges (level 1) or through net asset values provided by the fund administrators that can be corroborated by observable market data (level 2).
Insurance contracts—Insurance contracts held by the Company’s non-U.S. plans are issued by well-known, highly rated insurance companies. Insurance contracts classified as level 2 are guaranteed investment contracts, for which the fair value is determined by reference to quoted market prices for similar instruments. The fair value of insurance contracts classified as level 3 is based on the present value of future cash flows under the terms of the contracts. Significant assumptions used in determining the fair value of these contracts are the amount and timing of future cash flows and counterparty credit risk. The objective of the insurance contracts is to provide the Company with future cash flows that will match the estimated timing and amount of future pension benefit payments.
Diversified/co-mingled funds—Diversified/co-mingled funds held by the Company’s non-U.S. plans primarily consist of corporate debt securities and mutual funds invested in U.S. and non-U.S. equity securities. The fair value of these investments is determined using other inputs, such as net asset values provided by the fund administrators that can be corroborated by observable market data.
Other—Other for the Company’s non-U.S. plans primarily consists of investments in real estate funds, hedge funds and cash and cash equivalents. The fair value of these investments is determined using other inputs, such as net asset values provided by the fund administrators that can be corroborated by observable market data.
The following table provides a summary of the changes in the fair value measurements that used significant unobservable inputs (level 3) for fiscal 2012 and 2013:

(Dollars in Millions)	Insurance Contracts	Other	Total
Balance at September 30, 2011	$110	$1	$111
Net unrealized gains	16	—	16
Net purchases, sales and issuances	(3)	3	—
Currency translation	(6)	—	(6)
Balance at September 28, 2012	117	4	121
Net unrealized gains	6	—	6
Net purchases, sales and issuances	3	—	3
Currency translation	2	(1)	1
Transfer to Mallinckrodt	(113)	—	(113)
Balance at September 27, 2013	$15	$3	$18

Covidien shares are not a direct investment of the Company’s pension funds; however, the pension funds may indirectly include Covidien shares. The aggregate amount of the Covidien shares would not be material relative to the total pension fund assets.
The Company’s funding policy is to make contributions in accordance with the laws and customs of the various countries in which it operates, as well as to make discretionary voluntary contributions from time-to-time. The Company anticipates that it will make contributions of $21 million to its pension plans in fiscal 2014.
Benefit payments expected to be paid, reflecting future expected service as appropriate, are as follows:

(Dollars in Millions)	U.S. Plans	Non-U.S. Plans
Fiscal 2014	$28	$11
Fiscal 2015	15	12
Fiscal 2016	14	12
Fiscal 2017	14	13
Fiscal 2018	14	13
Fiscal 2019–2023	61	82

Defined Contribution Retirement Plans—The Company maintains one active tax-qualified 401(k) retirement plan in the United States, which provides for an automatic Company contribution of three percent of an eligible employee’s pay. The Company also makes a matching contribution generally equal to 50% of each employee’s elective contribution to the plan up to six percent of the employee’s eligible pay. The total Company contribution to the plan was $97 million, $98 million and $86 million in fiscal 2013, 2012 and 2011, respectively.
Deferred Compensation Plans—As discussed in note 15, the Company maintains one active non-qualified deferred compensation plan in the United States, which permits eligible employees to defer a portion of their compensation. Deferred compensation expense for each period presented was insignificant.
Other Investments—The Company has insurance contracts which serve as collateral for certain non-U.S. pension plan benefits amounting to $24 million and $35 million at September 27, 2013 and September 28, 2012, respectively. These amounts were included in other assets on the consolidated balance sheets. In addition, at September 28, 2012, the Company had several rabbi trusts that primarily held life insurance policies and debt and equity securities, which could be used to pay retirement benefits. The value of the assets held by these trusts was $88 million at September 28, 2012, which was also included in other assets on the consolidated balance sheet. These rabbi trusts were transferred to Mallinckrodt in connection with the 2013 separation.
Postretirement Benefit Plans—The Company generally does not provide postretirement benefits other than retirement plan benefits for its employees. However, certain acquired operations provide postretirement medical benefits to employees who were eligible at the date of acquisition, and a small number of U.S. and Canadian operations provide eligibility for such benefits. During fiscal 2013, 2012 and 2011, the Company recorded an insignificant net periodic benefit credit associated with its postretirement benefit plans. The Company’s projected benefit obligation for all postretirement benefit plans was $10 million and $91 million at September 27, 2013 and September 28, 2012, respectively. During fiscal 2013, the Company transferred $79 million of postretirement benefit obligations to Mallinckrodt in connection with the 2013 separation. The remaining activity during both fiscal 2013 and 2012 was insignificant.